Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 4, 2011
Registrant Name	dei_EntityRegistrantName	SEI INSTITUTIONAL INTERNATIONAL TRUST
Central Index Key	dei_EntityCentralIndexKey	0000835597
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 4, 2011

SIT INTERNATIONAL EQUITY FUND (First Prospectus Summary) | SIT INTERNATIONAL EQUITY FUND
SEI INSTITUTIONAL INTERNATIONAL TRUST International Equity Fund

                         Supplement Dated April 4, 2011

            to the Class A Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such
Prospectus.

Addition of Risk Disclosure to the International Equity Fund
The Prospectus is hereby amended and supplemented to reflect the following changes in the risk disclosure of the International Equity Fund.

In the sub-section entitled "Principal Risks," in the Fund Summary for the
International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Risk - The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

In addition, in the sub-section entitled "More Information About Principal
Risks," under the section entitled "More Information About Risks," the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Issuers - The International Equity Fund may
invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements.  The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

There are no other changes to the risk disclosure of the International Equity
Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
SIT INTERNATIONAL EQUITY FUND (First Prospectus Summary) | SIT INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SEI INSTITUTIONAL INTERNATIONAL TRUST International Equity Fund
Risk/Return, Supplement Text Block	ck0000835597_SupplementTextBlock

                         Supplement Dated April 4, 2011

            to the Class A Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such
Prospectus.

Risk, Heading	rr_RiskHeading	Addition of Risk Disclosure to the International Equity Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The Prospectus is hereby amended and supplemented to reflect the following changes in the risk disclosure of the International Equity Fund.

In the sub-section entitled "Principal Risks," in the Fund Summary for the
International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Risk - The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

In addition, in the sub-section entitled "More Information About Principal
Risks," under the section entitled "More Information About Risks," the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Issuers - The International Equity Fund may
invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements.  The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

There are no other changes to the risk disclosure of the International Equity
Fund.

SIT INTERNATIONAL EQUITY FUND (Second Prospectus Summary) | SIT INTERNATIONAL EQUITY FUND
SEI INSTITUTIONAL INTERNATIONAL TRUST International Equity Fund

                         Supplement Dated April 4, 2011

            to the Class G Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus and should be read in conjunction with such
Prospectus.

Addition of Risk Disclosure to the International Equity Fund
The Prospectus is hereby amended and supplemented to reflect the following changes in the risk disclosure of the International Equity Fund.

In the sub-section entitled "Principal Risks," in the Fund Summary for the
International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Risk - The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

In addition, in the sub-section entitled "More Information About Principal
Risks," under the section entitled "More Information About Risks," the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Issuers - The International Equity Fund may
invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements.  The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

There are no other changes to the risk disclosure of the International Equity
Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
SIT INTERNATIONAL EQUITY FUND (Second Prospectus Summary) | SIT INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SEI INSTITUTIONAL INTERNATIONAL TRUST International Equity Fund
Risk/Return, Supplement Text Block	ck0000835597_SupplementTextBlock

                         Supplement Dated April 4, 2011

            to the Class G Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus and should be read in conjunction with such
Prospectus.

Risk, Heading	rr_RiskHeading	Addition of Risk Disclosure to the International Equity Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The Prospectus is hereby amended and supplemented to reflect the following changes in the risk disclosure of the International Equity Fund.

In the sub-section entitled "Principal Risks," in the Fund Summary for the
International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Risk - The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

In addition, in the sub-section entitled "More Information About Principal
Risks," under the section entitled "More Information About Risks," the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Issuers - The International Equity Fund may
invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements.  The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

There are no other changes to the risk disclosure of the International Equity
Fund.

SIT INTERNATIONAL EQUITY FUND (Third Prospectus Summary) | SIT INTERNATIONAL EQUITY FUND
SEI INSTITUTIONAL INTERNATIONAL TRUST International Equity Fund

                         Supplement Dated April 4, 2011

            to the Class I Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such
Prospectus.

Addition of Risk Disclosure to the International Equity Fund
The Prospectus is hereby amended and supplemented to reflect the following changes in the risk disclosure of the International Equity Fund.

In the sub-section entitled "Principal Risks," in the Fund Summary for the
International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Risk - The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

In addition, in the sub-section entitled "More Information About Principal
Risks," under the section entitled "More Information About Risks," the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Issuers - The International Equity Fund may
invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements.  The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

There are no other changes to the risk disclosure of the International Equity
Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
SIT INTERNATIONAL EQUITY FUND (Third Prospectus Summary) | SIT INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SEI INSTITUTIONAL INTERNATIONAL TRUST International Equity Fund
Risk/Return, Supplement Text Block	ck0000835597_SupplementTextBlock

                         Supplement Dated April 4, 2011

            to the Class I Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such
Prospectus.

Risk, Heading	rr_RiskHeading	Addition of Risk Disclosure to the International Equity Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The Prospectus is hereby amended and supplemented to reflect the following changes in the risk disclosure of the International Equity Fund.

In the sub-section entitled "Principal Risks," in the Fund Summary for the
International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Risk - The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

In addition, in the sub-section entitled "More Information About Principal
Risks," under the section entitled "More Information About Risks," the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Issuers - The International Equity Fund may
invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements.  The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

There are no other changes to the risk disclosure of the International Equity
Fund.

SIT TAX MANAGED INTERNATIONAL EQUITY FUND (Prospectus Summary) | SIT TAX MANAGED INTERNATIONAL EQUITY FUND
SEI INSTITUTIONAL INTERNATIONAL TRUST Tax-Managed International Equity Fund

                         Supplement Dated April 4, 2011

            to the Class A Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Tax-Managed International Equity Fund Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Addition of Risk Disclosure to the Tax-Managed International Equity Fund
The Prospectus is hereby amended and supplemented to reflect the following changes in the risk disclosure of the Tax-Managed International Equity Fund.

In the sub-section entitled "Principal Risks," in the Fund Summary for the
International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Risk - The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

In addition, in the sub-section entitled "More Information About Principal
Risks," under the section entitled "More Information About Risks," the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Issuers - The International Equity Fund may
invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements.  The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

There are no other changes to the risk disclosure of the Tax-Managed
International Equity Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
SIT TAX MANAGED INTERNATIONAL EQUITY FUND (Prospectus Summary) | SIT TAX MANAGED INTERNATIONAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SEI INSTITUTIONAL INTERNATIONAL TRUST Tax-Managed International Equity Fund
Risk/Return, Supplement Text Block	ck0000835597_SupplementTextBlock

                         Supplement Dated April 4, 2011

            to the Class A Shares Prospectus Dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Tax-Managed International Equity Fund Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Risk, Heading	rr_RiskHeading	Addition of Risk Disclosure to the Tax-Managed International Equity Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The Prospectus is hereby amended and supplemented to reflect the following changes in the risk disclosure of the Tax-Managed International Equity Fund.

In the sub-section entitled "Principal Risks," in the Fund Summary for the
International Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Risk - The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

In addition, in the sub-section entitled "More Information About Principal
Risks," under the section entitled "More Information About Risks," the following is hereby added in the appropriate alphabetical order thereof:

Small and Medium Capitalization Issuers - The International Equity Fund may
invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies.  This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management.  Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements.  The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

There are no other changes to the risk disclosure of the Tax-Managed
International Equity Fund.